INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The domestic and foreign components of net income before provision for income taxes is as follows:

	Year ended December 31,
	2024	2023
Domestic	$(31,531)	$(4,736)
Foreign	28,061	7,304

(Loss) income before provision for income taxes	$(3,470)	$2,568

Schedule of components of income tax expense (benefit)
The components of the provision for (benefit from) income taxes are as follows:

	Year ended December 31,
	2024	2023
Current tax provision (benefit):
U.S. Federal	$—	$—
State and local	(15)	52
Foreign	783	1,410

Total current provision for (benefit from) income taxes	768	1,462
Deferred tax provision (benefit):
U.S. Federal	—	—
State and local	—	—
Foreign	532	(1,092)

Total deferred provision (benefit) from income taxes	532	(1,092)

Total provision for income taxes	$1,300	$370

Schedule of effective income tax rate reconciliation
The following is a reconciliation of the effective tax rate for the years ended December 31, 2024 and 2023 to the U.S. federal statutory rate of 21%:

	Year ended December 31,
	2024	2023
Provision at federal statutory rates	$(729)	$539
State income taxes, net of federal benefit	1,133	27
Change in valuation allowance	6,817	(1,974)
Taxes related to foreign income	(1,506)	1,706
Non-deductible expenses	(4,943)	(128)
Other federal deferred tax adjustments	—	23
Other state deferred tax adjustments	—	579
Uncertain tax positions	6	(402)
Prior period adjustments	395	—
Permanent differences and other	127	—

Provision for income taxes	$1,300	$370

Schedule of deferred tax assets and liabilities
Deferred income taxes are provided for the tax effect of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. Net deferred tax assets have been reported as non-current
in the accompanying Consolidated Balance Sheets. Significant temporary differences at December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Deferred tax assets (liabilities):
Allowance for expected credit losses	$108	$121
Property and equipment	(170)	(269)
Goodwill and intangibles	714	634
Accrued compensation	1,786	2,368
Accrued liabilities and other	29	318
Loss carryforwards	73,672	183,641

Deferred tax assets before valuation allowance	76,139	186,813
Valuation allowance	(73,491)	(183,453)

Deferred tax assets, net of valuation allowance	$2,648	$3,360

Summary of income tax contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties is as follows:

	2024	2023
Balance, beginning of year	$60	$360
Additions for tax positions of current years	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Expiration of applicable statutes of limitations	—	(300)

Balance, end of year	$60	$60